UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment 0; Amendment Number:_____
   This Amendment (check only one):0 is a restatement.
0 adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hershey Foods Corporation - Master Retirement Trust
            ---------------------------------------------------
Address:    100 Crystal A Drive
            ---------------------------------------------------
            Hershey, PA  17033
            ---------------------------------------------------

Form 13F File Number:    28-11011
                        -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James G. Nolan
          ---------------------------------------------------------------
Title:    Assistant Treasurer and Director, Benefit Plan Asset Management
          ---------------------------------------------------------------
Phone:    717 534 7019
          ------------

Signature, Place and Date of Signing:

/s/ James G. Nolan       Hershey, Pennsylvania         February 9, 2006
------------------       ---------------------         ----------------
    [Signature]              [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Form 13F Information Table Entry Total:  0014
Form 13F Information Table Value Total:  97,866

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            --VOTING AUTHORITY--
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE   SHARED  NONE
  BANK AMER CORP COM COM         COM              060505104      671    14546 SH       SOLE                  14546
  BRISTOL MYERS SQUIBB CO COM    COM              110122108      632    27500 SH       SOLE                  27500
  CITIGROUP INC COM COM          COM              172967101      561    11563 SH       SOLE                  11563
  COCA COLA CO COM COM           COM              191216100      713    17700 SH       SOLE                  17700
  ISHARES TR RUSSELL 1000 INDEX  COM              464287622    10324   152500 SH       SOLE                 152500
  MERCK & CO INC COM             COM              589331107      484    15200 SH       SOLE                  15200
  MFC ISHARES TR RUSSELL 1000 GR COM              464287614    18721   367000 SH       SOLE                 367000
  MFC ISHARES TR RUSSELL 1000 VA COM              464287598     8836   128000 SH       SOLE                 128000
  MFC ISHARES TR RUSSELL 2000 GR COM              464287648      627     9000 SH       SOLE                   9000
  MFC ISHARES TR RUSSELL 2000 VA COM              464287630      719    10900 SH       SOLE                  10900
  MFC SPDR TR UNIT SER 1 STANDAR COM              78462F103    53626   430700 SH       SOLE                 430700
  MICROSOFT CORP COM             COM              594918104      894    34200 SH       SOLE                  34200
  PFIZER INC COM STK $.11 1/9 PA COM              717081103      499    21400 SH       SOLE                  21400
  SCHERING-PLOUGH CORP COM       COM              806605101      559    26800 SH       SOLE                  26800
  REPORT SUMMARY               0014 DATA RECORDS               97866     0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED